Long Term Debt - UNC Promissory Note (Details) - UNC promissory note - USD ($)		1 Months Ended
	Aug. 02, 2018	Jun. 30, 2016	Sep. 30, 2012	Dec. 31, 2018	Dec. 31, 2017
Debt instrument
Debt issued			$ 600,000
Increase in notes payable		$ 1,500,000
Contingent liability		$ 1,500,000
Increase in interest rate of combined notes payable		1.00%
Long-term debt				$ 0	$ 2,257,684
Repayments of Debt	$ 600,000
one year LIBOR
Debt instrument
Spread on variable rate			2.00%